Aberdeen Total Return Bond Fund
Aberdeen Total Return Bond Fund
Objective
The Aberdeen Total Return Bond Fund (the “Total Return Bond Fund” or the “Fund”) seeks to provide total return, which is derived from capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Bond Fund. This table does not include the brokerage commissions that you may pay when purchasing or selling Institutional Class Shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen Total Return Bond Fund		Class A	Institutional Class
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.14%	0.12%
Total Annual Fund Operating Expenses		0.74%	0.47%
Less Fee Waiver/Expense Reimbursement		0.05%	0.03%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	0.69%	0.44%
[1]	Aberdeen Investment Funds and Aberdeen Asset Management Inc. ("AAMI" or the "Adviser") have entered into a written contract limiting operating expenses to 0.69% for Class A shares and 0.44% for Institutional Class shares of the Fund which may not be terminated before February 28, 2018 without approval from the Independent Trustees. This expense limitation excludes certain expenses, including interest, taxes, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business. The Fund is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser; provided, however, that any reimbursements must be paid within not more than three fiscal years after the fiscal year in which the Adviser limited the fees or paid the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in effect at the time fees were limited or expenses were paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Total Return Bond Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Total Return Bond Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen Total Return Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	70	232	407	914
Institutional Class	45	148	260	589

Portfolio Turnover

The Total Return Bond Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.

Principal Strategies

The Total Return Bond Fund seeks to achieve its goal by investing primarily in a diversified portfolio of fixed income securities issued or guaranteed by the U.S. or foreign governments or their agencies, instrumentalities or political subdivisions; supranational entities organized or supported by several national governments, such as the International Bank for Reconstruction and Development (the “World Bank”), municipalities; and corporations in developed and emerging markets.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, including any fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes, in investment grade bonds (i.e., fixed income securities).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Total Return Bond Fund.

The Fund may invest in securities (including tax-exempt securities) issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities (“Municipal Bonds”). The Fund may also invest in bonds issued by corporations in developed and emerging markets. The Fund may invest in restricted securities and private placements including securities issued under Rule 144A and/or Regulation S (“Regulation S Securities”).

The Fund will invest less than 25% of its total assets, as measured at the time of purchase, in securities issued by any one foreign government, its agencies, instrumentalities or political subdivisions.

The Fund will not purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer (other than U.S. Government securities).

The Fund normally invests in investment grade fixed income securities rated at the time of purchase “Baa3” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” or better by Standard & Poor’s Rating Service (“S&P”), or a comparable investment grade rating by a nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. Although the Fund typically invests in investment grade fixed income securities, it may continue to hold a security that has been downgraded below investment grade (i.e., “junk bonds”).

The strategy is primarily focused on U.S. Dollar-denominated securities. However, the Fund may invest in securities denominated in the currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. In an effort to protect the Fund against a decline in the value of portfolio securities due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges that may decrease or offset any losses from such fluctuations.

The Fund will invest less than 40% of its total assets, as measured at the time of purchase, in any one country other than the United States.

The Fund invests in mortgage-backed and other asset-backed securities, including to be announced (“TBA”) instruments and corporate assets such as credit card receivables and automobile loan receivables. As of October 31, 2016, the Fund had 2.4% of its net assets invested in government sponsored mortgage-backed securities, and an additional 30.5% of its net assets in other asset-backed securities.

The Adviser seeks to provide the appreciation component of total return by selecting debt securities at prices that the Adviser expects to benefit from anticipated changes in economic and market conditions.

In managing the Fund’s investments, the Adviser will seek to construct an investment portfolio with a duration of no less than zero years in absolute terms and no more than one year above the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. As of October 31, 2016, the duration of the Bloomberg Barclays U.S. Aggregate Bond Index was 5.64 years.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Risks

The Total Return Bond Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Active Trading Risk — The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund.

Asset-Backed Securities Risk— Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

Corporate Bonds — Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities.  Corporate bonds can decline in value in response to changes in the financial condition of the issuer and involve a risk of loss in case of issuer default or insolvency.

Credit Risk — A debt instrument’s price depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral and can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, or other conditions.

Derivatives Risk (including Options, Futures and Swaps) — To the extent that derivatives are used for speculative purposes rather than to hedge, the Fund can be exposed to increased risks. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate. This requires different skills and techniques than predicting changes in the price of individual debt securities, and there can be no assurance that the use of this strategy will be successful.

Speculative Exposure Risk — To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk — Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk — The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk — Derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.

Emerging Markets Risk — A magnification of the risks that apply to foreign securities. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Extension Risk — Principal repayments may not occur as quickly as anticipated, causing the expected maturity of a security to increase.  Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

Foreign Currency Exposure Risk — The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. If the Fund incurs losses from foreign currencies or foreign currency hedge positions, the Fund’s distributions could constitute a return of capital to shareholders for federal income tax purposes.

Foreign Securities Risk — Foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  They are subject to different accounting and regulatory standards, and political and economic risks.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Interest Rate Risk — The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.  A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.  In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

Issuer Risk — The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Mortgage-Related Securities Risk — The Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Municipal Securities Risk — The Fund may invest in municipal bonds which may be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal Bonds have varying levels of sensitivity to changes in interest rates. In general, the price of a Municipal Bond will fall when interest rates rise and will rise when interest rates fall. Interest rate risk is generally lower for shorter-term Municipal Bonds and higher for long term Municipal Bonds. Under certain market conditions, the Adviser may purchase Municipal Bonds that the Adviser perceives are undervalued. Undervalued Municipal Bonds are subject to the same market volatility and principal and interest rate risks described above. Lower quality Municipal Bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower quality Municipal Bonds often fluctuates in response to political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. In the case of tax-exempt Municipal Bonds, if the Internal Revenue Service or state tax authorities determine that an issuer of a tax-exempt Municipal Bond has not complied with applicable tax requirements, interest from the security could become taxable at the federal, state and/or local level, and the security could decline significantly in value. Municipal Bonds are subject to credit or default risk.

Prepayment Risk — As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.  The issuers of fixed income securities may, therefore, repay principal in advance.  This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund’s income.

Securities Selection Risk — The investment team may select securities that underperform the market or other funds with similar investment objectives and strategies or take underweight exposures in securities that have positive performance.

Sovereign Debt Risk — Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government’s debt securities held by the Fund and impact an issuer’s ability and willingness to pay interest or repay principal when due. The Fund may have limited recourse to compel payment in the event of a default.  A foreign government’s default on its debt securities may cause the value of securities held by the Fund to decline significantly.

Variable and Floating Rate Securities Risk — For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the Prospectus.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

Performance

The bar chart and table below can help you evaluate potential risks of the Total Return Bond Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The table compares the Fund’s average annual total returns to the returns of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Aberdeen Asset Management Inc. (“AAMI” or the “Adviser”) became the adviser of the Fund on May 22, 2013. However, the portfolio management team from Artio Global Management LLC, the predecessor adviser to the Fund, was employed by the Adviser as of that date and continues to manage the Fund.

Annual Total Returns — Class A Shares (Years Ended Dec. 31)

Highest Return: 5.58% - 3rd quarter 2009 Lowest Return: -3.32% - 2nd quarter 2013
Average Annual Total Returns As of December 31, 2016

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen Total Return Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	3.74%	2.30%	4.48%
Institutional Class	3.99%	2.57%	4.75%
After Taxes on Distributions | Class A	1.88%	1.04%	2.88%
After Taxes on Distributions and Sale of Fund Shares | Class A	2.32%	1.28%	2.92%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses or taxes)	2.65%	2.23%	4.34%